Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2018
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Critical Accounting Judgments and Key Sources of Estimation Uncertainty

Note 3—Critical Accounting Judgments and Key Sources of Estimation Uncertainty

In the application of our accounting policies, we are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Critical Judgments in Applying Accounting Policies

The following are the critical judgments, apart from those involving estimates, see below, made in the process of applying our accounting policies and that have the most significant effect on the amounts recognized in our consolidated financial statements.

Revenue Recognition

We evaluate all our revenue generating transactions to ensure recognition in accordance with IFRS. Revenue is primarily generated from collaboration- and license agreements, which typically involve multiple promises, and thus require significant judgments by us on certain areas including:

•	Determining whether the promises in the agreements are distinct performance obligations;

•	Identifying and constraining variable consideration in the transaction price including milestone payments;

•	Allocating transaction price to identified performance obligations based on their relative stand-alone selling prices; and

•	Determining whether performance obligations are satisfied over time, or at a point in time.

Critical judgments relating to revenue recognition are described below.

Collaboration Agreements

Identifying Performance Obligations

Our two collaboration agreements in place were entered in 2010 and 2013, respectively. The agreements include grant of licenses and contemplate our involvement in the ongoing research and development of our partnered product candidates.

At the time the collaboration agreements were entered, the product candidates were early-stage development projects, where the partnered development activities were considered single performance obligations. Accordingly, up-front fees have been recognized as revenue over time based on our continued involvement in development activities.

License Agreements

The judgments that significantly affect the determination of the amount and timing of revenue from contracts with customers relates to three license agreements, which were entered into in 2018.

Identifying Performance Obligations and Allocating Transaction Price

The three license agreements grant the licensee exclusive rights to develop, manufacture, and commercialize the patented product candidates in Greater China (the “Territory”), including the right to grant sub-licenses to third parties. In addition to the licenses, we will deliver development services and provide clinical supply material to be used in clinical trials within the Territory.

In determination of the performance obligations under the license agreements, we have considered the stand-alone values of the promises in the contracts, and our responsibility in the future development activities including bringing the licensed products to market in the Territory.

While licensed product candidates are all in phase 1 or later, we have concluded that the licensee can benefit from each promise in the contract either on their own or together with readily available resources. Thus, each of the license agreements comprise following distinct performance obligations, licenses, development services, and clinical trial supplies, respectively.

Classification of Licenses as “Right-to-Use” or “Right-to-Access”

We have considered whether we are obligated or expected to perform research and development activities that significantly affect the licensee’s ability to benefit from product candidates. If we are contractually obligated, or if we determine that we are expected to perform research and development activities affecting the stand-alone functionality of the product candidate, the license is classified as “right-to-access”. Other licenses are classified as “right-to-use”.

While licensed products are patented drug formulas, our future activities do not affect their stand-alone functionalities. Accordingly, all three licenses been classified as “right-to-use”, with revenue recognized at the point in time, where licensee is granted access to the intellectual property.

Share-Based Payment

IFRS 2, “Share-Based Payment” requires an entity to reflect in its profit or loss and financial position the effects of share-based payment transactions, including expenses associated with transactions in which share options are granted to employees. We have granted warrants to employees, consultants and board members under three different programs.

We use the Black-Scholes option-pricing model to value the warrants granted and critical judgments need to be exercised in determining the appropriate input to the valuation model as well as to determine the appropriate way of recognizing the expenses under IFRS 2.

Warrants granted under our warrant programs vest on a monthly basis over periods of up to 48 months. Due to the graded vesting, the related expenses are recognized on an accelerated basis; i.e. each tranche of a warrant grant is treated separately for expense recognition purposes. Accordingly, the expenses related to each warrant grant is treated in up to 48 tranches, all being recognized over the vesting period.

See Note 6 for additional details on our warrant programs and recognition of expenses under IFRS 2.

Internally Generated Intangible Assets

IAS 38, “Intangible Assets” prescribes that intangible assets arising from development projects must be recognized in the balance sheet if the criteria for capitalization are met. That means (1) that the development project is clearly defined and identifiable; (2) that technological feasibility, adequate resources to complete and a market for the product or an internal use of the project can be documented; (3) that the expenditure attributable to the development project can be measured reliably; and (4) that we have the intent to produce and market the product or use it internally.

Such an intangible asset shall be recognized if it can be documented that the future income from the development project will exceed the aggregate cost of development, production, sale and administration of the product.

Due to the risk associated with drug development, future income from development projects cannot be determined with sufficient certainty until the development activities have been completed and the necessary marketing approvals have been obtained. Accordingly, we do not recognize internally generated intangible assets at this time.

Joint Arrangements / Collaboration Agreements

Collaboration agreements within our industry are often structured so that each party contributes its respective skills in the various phases of a development project. No joint control exists for such collaborations and the parties do not have any financial obligations on behalf of each other. Accordingly, neither of our collaborations nor license agreements are considered to be joint arrangements as defined in IFRS 11, “Joint Arrangements”.

Investment in Associate

On initial recognition of investments, we assess whether we have power over the enterprise. An associate is an enterprise where we have neither control or joint control, but where we have significant influence over financial and operational decisions based on judgment of the following factors:

•	the contractual arrangement(s) with the other vote holders of the investee

•	board representation

•	rights arising from other contractual arrangements

•	the Company’s voting rights and rights over protective decisions.

We have analyzed the structure of our investment in VISEN Pharmaceuticals and concluded that the enterprise is classified as an associate as defined in IAS 28 “Investments in Associates and Joint Ventures”.

Key Sources of Estimation Uncertainty

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year.

Revenue Recognition—Allocation of Transaction Price to Performance Obligations

Transaction price for license agreements comprises up-front, non-refundable, non-cash consideration. Additionally, the agreements comprise separate remuneration for clinical supplies and development services, which approximate their stand-alone-selling prices.

For two license agreements, entered in 2018, we have allocated up-front considerations to licenses and development services, respectively. While no active market exists for the licenses, we have determined the stand-alone value of the licenses according to an approximate market approach based on readily available information, which includes estimation uncertainties.

Impairment of Goodwill

Determining whether goodwill is impaired requires an estimation of the recoverable amount, being the higher of fair value less costs of disposal or value in use, of the cash-generating units to which goodwill has been allocated. The Company is determined to be a single cash-generating unit. Accordingly, the recoverable amount is determined based on an estimation of the Company’s fair value less costs of disposal. We have determined the fair value of goodwill after taking into account the market value of our ADSs representing the enterprise value of the group enterprise as of the balance sheet date. No impairment loss has been recognized in 2018, 2017 or 2016. The carrying amount of goodwill at December 31, 2018 and 2017 was €3.5 million. See note 9 for further details.

Recognition of Accruals for Manufacturing and Clinical Trial Activities

Payment terms for contractual work related to development, manufacturing and clinical trial activities do not necessarily reflect the stage of completion of the individual projects and activities. Determination of the stage of completion for ongoing activities includes estimation uncertainties as future efforts to complete the specific activity may be difficult to predict. We have reviewed all significant ongoing activities at the balance sheet date to determine the stage of completion compared to the invoices received and recognized accruals for any additional costs.

Useful Lives of Property, Plant and Equipment

We review the estimated useful lives of property, plant and equipment at the end of each reporting period. We have concluded that the useful lives applied for 2018, 2017 and 2016 are appropriate.

Except for the above areas, assumptions and estimates are not considered to be critical to the consolidated financial statements